BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 12.9%
Cayman Islands — 7.5%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (LIBOR USD 3 Month +
1.07%), 1.20%, 04/20/33 ....... USD 250 $ 250,061
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/27/34 250 250,000
Bridge Street CLO II Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.23%), 1.32%, 07/20/34 250 249,856
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (LIBOR USD 3 Month +
1.13%), 1.28%, 10/20/34 ....... 250 249,432
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month +
1.19%), 1.31%, 10/15/30 ....... 250 250,014
GoldentTree Loan Management US
CLO 1 Ltd.
Series 2021-11A, Class A, (LIBOR
USD 3 Month + 1.13%), 1.25%,
10/20/34
(c)
.............. 250 249,750
Series 2021-11A, Class E, (LIBOR
USD 3 Month + 5.35%), 5.47%,
10/20/34 ............... 250 247,505
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR,
(LIBOR USD 3 Month + 0.94%),
1.06%, 10/21/30
(c)
........... 250 250,000
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
2.72%, 01/19/33 ............ 250 250,396
OHA Loan Funding Ltd., Series 2015-
1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 1.32%, 01/19/37
(c)
250 250,000
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (LIBOR USD 3 Month
+ 1.15%), 1.38%, 01/15/35 ..... 250 249,999
Pikes Peak CLO 8, Series 2021-8A,
Class B, (LIBOR USD 3 Month +
1.75%), 1.90%, 07/20/34 ....... 250 249,998
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (LIBOR USD 3 Month
+ 1.22%), 1.37%, 08/16/34 ..... 250 250,279
Trestles CLO V Ltd., Series 2021-5A,
Class A1, (LIBOR USD 3 Month +
1.17%), 1.33%, 10/20/34 ....... 250 250,000
Trimaran Cavu Ltd., Series 2021-2A,
Class D1, (LIBOR USD 3 Month +
3.25%), 3.40%, 10/25/34 ....... 250 250,007
3,747,297
Ireland — 0.8%
Prodigy Finance DAC, Series 2021-1A,
Class A, (LIBOR USD 1 Month +
1.25%), 1.35%, 07/25/51
(a)(b)
.... 416 416,321
United States — 4.6%
(a)
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.24%), 1.36%, 07/15/36
(b)
250 250,111
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26 . 500 490,759
Mosaic Solar Loan Trust, Series 2017-
2A, Class C, 2.00%, 06/22/43 ... 154 153,647
Security
Par (000)
Par (000) Value
United States (continued)
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(d)
........ USD 500 $ 499,999
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/38 ................. 500 504,415
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38 .. 400 393,452
2,292,383
Total Asset-Backed Securities — 12.9%
(Cost: $6,473,110) .............................. 6,456,001
Corporate Bonds — 38.6%
Belgium — 1.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ............ 58 69,995
4.90%, 02/01/46 ............ 53 66,989
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 ............ 112 124,577
5.88%, 06/15/35 ............ 31 40,411
KBC Group NV, (EURIBOR 3 Month +
0.72%), 0.38%
,
06/16/27
(b)(e)
.... EUR 200 228,007
529,979
Canada — 0.0%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
USD 6 6,077
Canadian Pacific Railway Co., 2.05%
,
03/05/30 ................. 17 16,755
22,832
China — 0.4%
NXP BV
(a)
5.55%, 12/01/28 ............ 68 81,485
3.40%, 05/01/30 ............ 115 122,461
203,946
France — 1.2%
(e)
Banque Federative du Credit Mutuel
SA, 0.10%
,
10/08/27 ......... EUR 100 111,881
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 113,005
Engie SA, 1.75%
,
03/27/28 ....... 100 122,726
ICADE, 1.50%
,
09/13/27 ......... 100 119,621
Societe Generale SA, (EURIBOR 3
Month + 1.28%), 0.87%
,
09/22/28
(b)
100 114,748
581,981
Germany — 0.5%
(e)
Commerzbank AG, (EURIBOR 3 Month
+ 1.30%), 0.75%
,
03/24/26
(b)
.... 100 115,429
E.ON SE, 1.00%
,
10/07/25 ....... 100 117,464
232,893
Italy — 0.7%
(e)
Intesa Sanpaolo SpA , 1.50%
,
04/10/24 100 117,491
Iren SpA
1.95%, 09/19/25 ............ 100 120,229
1.50%, 10/24/27 ............ 100 119,638
357,358
Spain — 0.9%
(e)
Banco de Sabadell SA, (EUR Swap
Annual 1 Year + 1.55%), 1.12%
,
03/11/27
(b)
................ 100 115,839
Banco Santander SA, 0.30%
,
10/04/26 200 227,621

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Spain (continued)
CaixaBank SA, (EURIBOR 3 Month +
0.85%), 0.38%
,
11/18/26
(b)
..... EUR 100 $ 113,176
456,636
Supranational — 1.4%
European Union, Series NGEU, 0.40%
,
02/04/37
(e)
................ 590 678,493
Switzerland — 0.5%
Credit Suisse Group AG, (LIBOR
USD 3 Month + 1.20%), 3.00%
,
12/14/23
(a)(b)
............... USD 250 254,031
United Kingdom — 1.1%
AstraZeneca plc, 1.38%
,
08/06/30 .. 38 35,874
National Grid plc, 0.25%
,
09/01/28
(e)
. EUR 100 111,681
RELX Capital, Inc.
4.00%, 03/18/29 ............ USD 44 48,802
3.00%, 05/22/30 ............ 54 56,611
Sky Group Finance Ltd., 6.50%
,
10/15/35
(a)
................ 30 42,548
SSE plc
(e)
0.88%, 09/06/25 ............ EUR 100 116,417
1.38%, 09/04/27 ............ 100 119,779
Vodafone Group plc, 5.25%
,
05/30/48 USD 25 32,563
564,275
United States — 30.8%
AbbVie, Inc.
3.85%, 06/15/24 ............ 278 294,278
4.55%, 03/15/35 ............ 88 105,810
4.50%, 05/14/35 ............ 38 45,456
4.85%, 06/15/44 ............ 20 25,064
Aetna, Inc., 6.63%
,
06/15/36 ...... 7 9,923
Agilent Technologies, Inc.
3.05%, 09/22/26 ............ 34 35,840
2.75%, 09/15/29 ............ 8 8,258
2.10%, 06/04/30 ............ 5 4,895
Albertsons Cos., Inc.
(a)
5.88%, 02/15/28 ............ 12 12,720
4.88%, 02/15/30 ............ 6 6,478
Amazon.com, Inc.
4.05%, 08/22/47 ............ 24 29,098
2.50%, 06/03/50 ............ 13 12,378
American Builders & Contractors
Supply Co., Inc., 4.00%
,
01/15/28
(a)
8 8,186
American International Group, Inc.,
4.50%
,
07/16/44 ............ 19 23,399
American Tower Corp.
5.00%, 02/15/24 ............ 12 12,912
3.60%, 01/15/28 ............ 111 119,580
3.80%, 08/15/29 ............ 33 35,901
Amgen, Inc.
4.40%, 05/01/45 ............ 35 41,764
4.66%, 06/15/51 ............ 4 5,117
Analog Devices, Inc.
2.80%, 10/01/41 ............ 7 7,080
2.95%, 10/01/51 ............ 11 11,296
Anthem, Inc.
2.88%, 09/15/29 ............ 13 13,606
3.60%, 03/15/51 ............ 19 21,089
Aon Corp.
3.75%, 05/02/29 ............ 19 20,828
2.80%, 05/15/30 ............ 124 127,792
Apple, Inc.
2.38%, 02/08/41 ............ 29 28,143
Security
Par (000)
Par (000) Value
United States (continued)
2.80%, 02/08/61 ............ USD 50 $ 49,646
Applied Materials, Inc., 4.35%
,
04/01/47 ................. 7 8,888
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 14 14,472
AT&T, Inc.
4.10%, 02/15/28 ............ 44 48,896
4.30%, 02/15/30 ............ 53 59,651
4.50%, 05/15/35 ............ 141 162,883
4.75%, 05/15/46 ............ 70 84,535
4.50%, 03/09/48 ............ 11 12,824
3.80%, 12/01/57 ............ 53 55,176
3.50%, 02/01/61 ............ 10 9,833
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 8,934
Atmos Energy Corp., 2.85%
,
02/15/52 10 9,718
Autodesk, Inc., 3.50%
,
06/15/27 .... 64 68,771
Baltimore Gas & Electric Co., 3.50%
,
08/15/46 ................. 74 79,883
Bank of America Corp.
(b)
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25 .......... 603 619,319
(SOFR + 0.96%), 1.73%, 07/22/27 173 171,740
(SOFR + 1.32%), 2.69%, 04/22/32 131 132,942
(LIBOR USD 3 Month + 1.32%),
4.08%, 04/23/40 .......... 48 55,145
Bausch Health Americas, Inc.
(a)
9.25%, 04/01/26 ............ 14 14,787
8.50%, 01/31/27 ............ 16 16,800
Bausch Health Cos., Inc.
(a)
9.00%, 12/15/25 ............ 8 8,425
5.75%, 08/15/27 ............ 6 6,228
7.00%, 01/15/28 ............ 8 7,960
7.25%, 05/30/29 ............ 8 7,920
Biogen, Inc.
2.25%, 05/01/30 ............ 23 22,645
5.20%, 09/15/45 ............ 9 11,633
3.15%, 05/01/50 ............ 17 16,340
Boston Scientific Corp., 2.65%
,
06/01/30 ................. 13 13,252
Broadcom, Inc.
4.75%, 04/15/29 ............ 57 64,883
5.00%, 04/15/30 ............ 113 131,558
4.15%, 11/15/30 ............ 38 42,144
Broadridge Financial Solutions, Inc.,
2.60%
,
05/01/31 ............ 5 5,019
Burlington Northern Santa Fe LLC
5.15%, 09/01/43 ............ 9 12,053
3.30%, 09/15/51 ............ 33 35,825
Cameron LNG LLC, 3.30%
,
01/15/35
(a)
42 43,840
Carrier Global Corp., 2.24%
,
02/15/25 34 34,815
CCO Holdings LLC
(a)
5.38%, 06/01/29 ............ 14 15,108
4.75%, 03/01/30 ............ 16 16,640
Cedar Fair LP
5.50%, 05/01/25
(a)
........... 8 8,280
5.38%, 04/15/27 ............ 12 12,300
5.25%, 07/15/29 ............ 12 12,300
Centene Corp., 4.63%
,
12/15/29 ... 8 8,628
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35%, 04/01/31 .... 10 10,152
Series AF, 3.35%, 04/01/51 .... 33 36,270

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Charter Communications Operating
LLC
4.80%, 03/01/50 ............ USD 113 $ 126,519
3.90%, 06/01/52 ............ 9 9,025
4.40%, 12/01/61 ............ 15 15,517
3.95%, 06/30/62 ............ 11 10,597
Cheniere Corpus Christi Holdings LLC,
5.13%
,
06/30/27 ............ 206 232,433
Cigna Corp., 4.38%
,
10/15/28 ..... 8 9,092
Citigroup, Inc., (SOFR + 1.17%),
2.56%
,
05/01/32
(b)
........... 79 79,410
Citizens Financial Group, Inc., 3.25%
,
04/30/30 ................. 6 6,335
Clear Channel Worldwide Holdings,
Inc., 5.13%
,
08/15/27
(a)
........ 16 16,556
Comcast Corp.
4.15%, 10/15/28 ............ 42 47,680
2.65%, 02/01/30 ............ 22 22,816
4.25%, 10/15/30 ............ 80 92,326
3.40%, 07/15/46 ............ 58 61,431
2.89%, 11/01/51
(a)
........... 14 13,552
Commonwealth Edison Co., 4.00%
,
03/01/48 ................. 18 21,024
Cox Communications, Inc.
(a)
3.15%, 08/15/24 ............ 14 14,590
3.60%, 06/15/51 ............ 19 19,898
Crown Castle International Corp.
3.80%, 02/15/28 ............ 93 101,193
2.50%, 07/15/31 ............ 59 58,562
CSX Corp.
2.50%, 05/15/51 ............ 26 24,021
4.25%, 11/01/66 ............ 10 12,220
CVS Health Corp.
6.25%, 06/01/27 ............ 23 27,794
4.30%, 03/25/28 ............ 290 325,434
3.75%, 04/01/30 ............ 53 58,107
5.13%, 07/20/45 ............ 22 28,597
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 6 6,195
Dell International LLC, 5.85%
,
07/15/25 75 85,008
Discover Financial Services, 4.50%
,
01/30/26 ................. 14 15,331
DTE Electric Co., 3.95%
,
03/01/49 .. 35 41,359
Duke Realty LP, 1.75%
,
02/01/31 ... 52 49,203
DuPont de Nemours, Inc., 4.49%
,
11/15/25 .................. 23 25,414
DXC Technology Co., 2.38%
,
09/15/28 9 8,798
E*TRADE Financial Corp., 3.80%
,
08/24/27 ................. 10 10,868
eBay, Inc., 1.40%
,
05/10/26 ....... 16 15,754
Ecolab, Inc.
3.95%, 12/01/47 ............ 21 25,426
2.75%, 08/18/55 ............ 10 9,814
Edison International, 5.75%
,
06/15/27 12 13,682
Electronic Arts, Inc., 1.85%
,
02/15/31 38 36,421
Entergy Louisiana LLC, 4.20%
,
09/01/48 ................. 41 48,766
Entergy Mississippi LLC, 2.85%
,
06/01/28 ................. 12 12,516
Equifax, Inc., 2.35%
,
09/15/31 ..... 5 4,932
Equinix , Inc.
1.25%, 07/15/25 ............ 70 68,750
0.25%, 03/15/27 ............ EUR 100 111,659
2.15%, 07/15/30 ............ USD 37 35,967
Security
Par (000)
Par (000) Value
United States (continued)
Exelon Corp., 4.45%
,
04/15/46 ..... USD 32 $ 38,222
Expedia Group, Inc., 2.95%
,
03/15/31 5 4,993
FedEx Corp., 2.40%
,
05/15/31 ..... 73 73,146
Fidelity National Information Services,
Inc.
1.65%, 03/01/28 ............ 12 11,619
2.25%, 03/01/31 ............ 10 9,779
3.10%, 03/01/41 ............ 6 6,058
4.50%, 08/15/46 ............ 4 4,842
Fiserv, Inc., 3.50%
,
07/01/29 ...... 114 122,600
Florida Power & Light Co.
4.05%, 10/01/44 ............ 86 101,885
2.88%, 12/04/51 ............ 17 17,241
Ford Motor Co., 3.25%
,
02/12/32 ... 6 6,144
General Motors Co., 6.13%
,
10/01/25 18 20,677
General Motors Financial Co., Inc.
3.25%, 01/05/23 ............ 470 480,167
3.95%, 04/13/24 ............ 5 5,261
2.70%, 08/20/27 ............ 101 102,734
Gilead Sciences, Inc.
4.60%, 09/01/35 ............ 31 37,509
2.60%, 10/01/40 ............ 5 4,817
4.75%, 03/01/46 ............ 26 32,945
Global Payments, Inc., 3.20%
,
08/15/29 ................. 57 59,369
GLP Capital LP
4.00%, 01/15/30 ............ 34 35,973
4.00%, 01/15/31 ............ 27 28,809
Goldman Sachs Group, Inc. (The)
(b)
(SOFR + 0.57%), 0.67%, 03/08/24 872 868,060
(LIBOR USD 3 Month + 1.20%),
3.27%, 09/29/25 .......... 88 92,334
(LIBOR USD 3 Month + 1.17%),
1.33%, 05/15/26 .......... 291 296,788
Hasbro, Inc., 3.90%
,
11/19/29 ..... 22 24,256
HCA, Inc.
5.63%, 09/01/28 ............ 6 7,011
5.88%, 02/01/29 ............ 6 7,149
2.38%, 07/15/31 ............ 76 74,819
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
14 14,560
Hewlett Packard Enterprise Co., 1.45%
,
04/01/24 ................. 12 12,077
Home Depot, Inc. (The), 2.80%
,
09/14/27 ................. 17 18,028
HP, Inc., 3.40%
,
06/17/30 ........ 10 10,582
Humana, Inc.
4.50%, 04/01/25 ............ 10 10,898
2.15%, 02/03/32 ............ 7 6,769
Hyundai Capital America, 2.85%
,
11/01/22
(a)
................ 472 480,146
iHeartCommunications , Inc.
6.38%, 05/01/26 ............ 7 7,585
5.25%, 08/15/27
(a)
........... 8 8,321
IHS Markit Ltd., 4.75%
,
08/01/28 ... 40 46,350
Intel Corp., 4.10%
,
05/19/46 ...... 44 52,260
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ............ 21 22,310
1.85%, 09/15/32 ............ 21 20,101
International Business Machines Corp.,
7.00%
,
10/30/25 ............ 111 133,869
Interpublic Group of Cos., Inc. (The),
4.75%
,
03/30/30 ............ 8 9,290
JPMorgan Chase & Co.
(b)
(SOFR + 0.60%), 0.65%, 09/16/24 481 478,741

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
(SOFR + 0.42%), 0.56%, 02/16/25 USD 156 $ 153,741
(SOFR + 0.49%), 0.77%, 08/09/25 127 124,987
(SOFR + 1.25%), 2.58%, 04/22/32 10 10,128
(SOFR + 1.46%), 3.16%, 04/22/42 40 41,755
(SOFR + 1.58%), 3.33%, 04/22/52 31 33,171
Juniper Networks, Inc., 2.00%
,
12/10/30 ................. 5 4,723
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 12 12,180
KeyCorp, 2.55%
,
10/01/29 ....... 6 6,143
KLA Corp.
4.10%, 03/15/29 ............ 29 32,734
3.30%, 03/01/50 ............ 36 38,465
L3Harris Technologies, Inc.
2.90%, 12/15/29 ............ 199 205,182
1.80%, 01/15/31 ............ 164 156,526
Lam Research Corp.
3.75%, 03/15/26 ............ 51 55,516
4.88%, 03/15/49 ............ 25 33,935
Lamar Media Corp., 3.75%
,
02/15/28 6 6,015
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 1 1,020
Lowe's Cos., Inc.
3.13%, 09/15/24 ............ 141 147,981
1.30%, 04/15/28 ............ 31 29,708
5.50%, 10/15/35 ............ 8 10,423
2.80%, 09/15/41 ............ 22 21,465
LYB International Finance III LLC,
4.20%
,
05/01/50 ............ 16 18,493
Marriott International, Inc., Series II,
2.75%
,
10/15/33 ............ 5 4,850
Marsh & McLennan Cos., Inc., 2.25%
,
11/15/30 .................. 27 26,943
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 6 6,293
McDonald's Corp.
3.60%, 07/01/30 ............ 28 30,942
4.88%, 12/09/45 ............ 20 25,695
4.20%, 04/01/50 ............ 19 22,996
Micron Technology, Inc., 4.66%
,
02/15/30 ................. 4 4,610
Microsoft Corp., 3.70%
,
08/08/46 ... 66 78,719
MidAmerican Energy Co.
3.65%, 04/15/29 ............ 63 69,423
4.25%, 07/15/49 ............ 35 43,186
2.70%, 08/01/52 ............ 25 24,268
Moody's Corp., 3.25%
,
01/15/28 .... 24 25,729
Morgan Stanley
3.13%, 01/23/23 ............ 470 481,901
Series I, (SOFR + 0.75%), 0.86%,
10/21/25
(b)
.............. 57 56,189
(SOFR + 0.86%), 1.51%, 07/20/27
(b)
273 268,697
(LIBOR USD 3 Month + 1.63%),
4.43%, 01/23/30
(b)
......... 163 185,748
(LIBOR USD 3 Month + 1.46%),
3.97%, 07/22/38
(b)
......... 6 6,838
(SOFR + 1.49%), 3.22%, 04/22/42
(b)
130 136,195
Motorola Solutions, Inc.
4.60%, 02/23/28 ............ 47 53,064
2.30%, 11/15/30 ............ 41 39,610
5.50%, 09/01/44 ............ 36 46,860
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 65 64,771
Security
Par (000)
Par (000) Value
United States (continued)
National Retail Properties, Inc.
2.50%, 04/15/30 ............ USD 12 $ 12,163
3.00%, 04/15/52 ............ 34 32,133
Navient Corp.
7.25%, 09/25/23 ............ 4 4,312
5.88%, 10/25/24 ............ 6 6,398
6.75%, 06/25/25 ............ 6 6,600
6.75%, 06/15/26 ............ 6 6,632
Newmont Corp.
2.80%, 10/01/29 ............ 13 13,367
2.25%, 10/01/30 ............ 36 35,493
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
14 14,758
Norfolk Southern Corp.
3.65%, 08/01/25 ............ 40 42,756
3.94%, 11/01/47 ............ 27 31,247
3.05%, 05/15/50 ............ 16 16,297
Northern States Power Co., 2.60%
,
06/01/51 ................. 37 35,297
Northern Trust Corp., 3.65%
,
08/03/28 8 8,904
NRG Energy, Inc.
2.45%, 12/02/27
(a)
........... 74 73,324
5.75%, 01/15/28 ............ 8 8,457
5.25%, 06/15/29
(a)
........... 8 8,571
NSTAR Electric Co., 3.95%
,
04/01/30 13 14,603
Nucor Corp., 3.95%
,
05/01/28 ..... 22 24,260
NVIDIA Corp.
1.55%, 06/15/28 ............ 59 58,529
3.50%, 04/01/50 ............ 23 26,219
Ohio Power Co.
Series P, 2.60%, 04/01/30 ..... 23 23,570
Series R, 2.90%, 10/01/51 ..... 71 68,467
Omnicom Group, Inc., 2.60%
,
08/01/31 5 5,067
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ............ 18 19,811
3.10%, 09/15/49 ............ 36 37,565
ONE Gas, Inc., 2.00%
,
05/15/30 .... 10 9,725
Oracle Corp.
3.60%, 04/01/40 ............ 197 197,562
4.00%, 07/15/46 ............ 14 14,531
3.60%, 04/01/50 ............ 91 89,102
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 14 14,326
Owens-Brockway Glass Container, Inc.,
5.88%
,
08/15/23
(a)
........... 8 8,380
Parker-Hannifin Corp., 2.70%
,
06/14/24 17 17,563
PECO Energy Co., 2.85%
,
09/15/51 . 41 40,600
Penske Truck Leasing Co. LP, 1.20%
,
11/15/25
(a)
................ 45 43,843
Pfizer, Inc., 2.63%
,
04/01/30 ...... 87 91,660
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 10,996
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
................ 20 21,119
Post Holdings, Inc.
(a)
5.63%, 01/15/28 ............ 12 12,717
5.50%, 12/15/29 ............ 8 8,405
Prologis LP
3.25%, 10/01/26 ............ 22 23,446
3.88%, 09/15/28 ............ 7 7,842
Public Service Electric and Gas Co.
3.70%, 05/01/28 ............ 28 30,877
3.60%, 12/01/47 ............ 6 6,725
QUALCOMM, Inc., 4.30%
,
05/20/47 . 47 58,853
Realty Income Corp., 3.25%
,
01/15/31 6 6,452

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Republic Services, Inc., 0.88%
,
11/15/25 .................. USD 10 $ 9,719
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 8 8,160
Ryder System, Inc., 4.63%
,
06/01/25 59 64,740
salesforce.com, Inc., 3.05%
,
07/15/61 22 22,626
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 6 6,355
ServiceNow , Inc., 1.40%
,
09/01/30 .. 44 40,955
Sherwin-Williams Co. (The)
2.30%, 05/15/30 ............ 23 22,936
2.20%, 03/15/32 ............ 54 53,369
Sirius XM Radio, Inc., 5.50%
,
07/01/29
(a)
................ 14 15,085
Southern California Edison Co.
Series E, 3.70%, 08/01/25 ..... 61 65,130
2.25%, 06/01/30 ............ 43 42,434
Series G, 2.50%, 06/01/31 ..... 9 9,034
Southwestern Public Service Co.,
Series 8, 3.15%
,
05/01/50 ...... 26 27,114
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 6 6,176
4.75%, 01/15/28 ............ 6 6,195
Starbucks Corp., 2.55%
,
11/15/30 ... 24 24,476
Synchrony Financial, 4.50%
,
07/23/25 18 19,448
TEGNA, Inc.
4.63%, 03/15/28 ............ 6 6,065
5.00%, 09/15/29 ............ 6 6,135
Tenet Healthcare Corp.
(a)
4.88%, 01/01/26 ............ 22 22,597
6.25%, 02/01/27 ............ 33 34,155
5.13%, 11/01/27 ............ 6 6,247
4.38%, 01/15/30 ............ 10 10,131
Texas Eastern Transmission LP, 3.50%
,
01/15/28
(a)
................ 53 56,610
Thermo Fisher Scientific, Inc., 2.80%
,
10/15/41 ................. 46 46,534
T-Mobile USA, Inc.
1.50%, 02/15/26 ............ 69 68,159
3.88%, 04/15/30 ............ 117 127,969
2.55%, 02/15/31 ............ 40 39,799
4.50%, 04/15/50 ............ 26 30,430
Union Pacific Corp.
3.55%, 05/20/61 ............ 40 44,159
2.97%, 09/16/62 ............ 9 8,897
UnitedHealth Group, Inc.
3.05%, 05/15/41 ............ 20 20,932
2.90%, 05/15/50 ............ 41 41,765
Verizon Communications, Inc.
2.10%, 03/22/28 ............ 133 133,253
3.15%, 03/22/30 ............ 190 201,011
4.40%, 11/01/34 ............ 87 101,337
4.27%, 01/15/36 ............ 61 71,552
4.86%, 08/21/46 ............ 30 38,611
2.99%, 10/30/56 ............ 18 17,039
3.70%, 03/22/61 ............ 29 31,442
ViacomCBS , Inc., 4.38%
,
03/15/43 .. 20 22,754
VMware, Inc., 4.70%
,
05/15/30 .... 52 60,521
Walmart, Inc., 4.30%
,
04/22/44 .... 6 7,612
Walt Disney Co. (The)
4.75%, 09/15/44 ............ 35 44,799
4.70%, 03/23/50 ............ 7 9,235
Waste Management, Inc., 2.00%
,
06/01/29 ................. 6 5,994
Security
Par (000)
Par (000) Value
United States (continued)
Waste Pro USA, Inc., 5.50%
,
02/15/26
(a)
................ USD 6 $ 5,970
Wells Fargo & Co., (SOFR + 0.51%),
0.80%
,
05/19/25
(b)
........... 61 60,311
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 6 6,202
WP Carey, Inc.
4.00%, 02/01/25 ............ 12 12,765
4.25%, 10/01/26 ............ 8 8,758
3.85%, 07/15/29 ............ 8 8,808
2.40%, 02/01/31 ............ 28 27,513
15,391,003
Total Corporate Bonds — 38.6%
(Cost: $19,371,160) .............................. 19,273,427
Foreign Government Obligations — 4.7%
France — 0.4%
French Republic, 0.50%
,
06/25/44
(a)(e)
EUR 190 206,550
Ireland — 1.1%
Republic of Ireland, 1.35%
,
03/18/31
(e)
410 519,782
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. USD 200 194,912
Netherlands — 0.5%
Kingdom of Netherlands, 0.50%
,
01/15/40
(a)(e)
............... EUR 220 266,676
Panama — 0.4%
Republic of Panama, 3.88%
,
03/17/28 USD 200 216,287
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. 35 36,407
United Kingdom — 1.7%
U.K. Treasury, 0.88%
,
07/31/33
(e)
... GBP 640 850,912
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. USD 25 33,106
Total Foreign Government Obligations — 4.7%
(Cost: $2,346,685) .............................. 2,324,632
Municipal Bonds — 0.6%
California - 0.4%
Bay Area Toll Authority, Series 2010S-1,
RB, 7.04%, 04/01/50 ......... 20 35,010
Los Angeles Community College
District, Series 2010E, GO,
6.60%, 08/01/42 ............ 5 8,043
Los Angeles Unified School District,
Series 2010I, GO, 6.76%, 07/01/34 20 27,840
State of California, Series 2018, GO,
4.60%, 04/01/38 ............ 70 80,406
University of California, Series 2012AD,
RB, 4.86%, 05/15/12 ......... 5 7,266
158,565
Georgia - 0.0%
Municipal Electric Authority of Georgia,
Series 2010A, RB, 6.64%, 04/01/57 7 10,744

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 ............ USD 40 $ 45,999
New Jersey - 0.0%
New Jersey Turnpike Authority, Series
2009F, RB, 7.41%, 01/01/40 .... 8 13,018
New York - 0.0%
Metropolitan Transportation Authority,
5.87%, 11/15/39 ............ 10 13,131
New York City Water & Sewer
System, Series 2010EE, RB,
6.01%, 06/15/42 ............ 5 7,537
Port Authority of New York & New
Jersey, 4.93%, 10/01/51 ....... 15 20,959
41,627
Ohio - 0.0%
American Municipal Power, Inc., Series
2010B, RB, 8.08%, 02/15/50 .... 10 18,634
Texas - 0.1%
City of San Antonio Electric & Gas
Systems, Series 2010A, RB,
5.81%, 02/01/41 ............ 10 14,586
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 ............ 15 21,184
35,770
Total Municipal Bonds — 0.6%
(Cost: $324,914) ................................ 324,357
Non-Agency Mortgage-Backed Securities — 8.6%
Collateralized Mortgage Obligations — 4.3%
United States — 4.3%
(a)(b)
Connecticut Avenue Securities Trust,
Series 2021-R03, Class 1B2,
(SOFR30A + 5.50%), 5.55%,
12/25/41 ................. 500 501,548
Federal Home Loan Mortgage
Corp.,Structured Agency Credit Risk
Debt Notes, Series 2021-DNA7,
Class B1, (SOFR30A + 3.65%),
3.70%, 11/25/41 ............ 500 507,781
Federal National Mortgage Association,
Series 2021-R02, Class 2B1,
(SOFR30A + 3.30%), 3.35%,
11/25/41 .................. 596 600,376
FHLMC STACR REMIC Trust, Series
2021-HQA4, Class B2, (SOFR30A +
7.00%), 7.05%, 12/25/41 ....... 500 505,636
2,115,341
Commercial Mortgage-Backed Securities — 4.3%
(a)
Cayman Islands — 1.0%
(b)
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
G, (SOFR30A + 4.22%), 4.27%,
12/15/34 ................. 250 250,740
STWD Mortgage Trust, Series 2021-
LIH, Class F, (LIBOR USD 1 Month
+ 3.55%), 3.66%, 11/15/36 ..... 250 248,528
499,268
Security
Par (000)
Par (000) Value
United States — 3.3%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35 ............ USD 250 $ 265,901
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.39%,
08/10/30
(b)
................ 150 151,209
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 3.53%,
11/15/36
(b)
................ 250 249,943
JP Morgan Chase Commercial
Mortgage Securities Trust, Series
2021-MHC, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 04/15/38
(b)
250 249,870
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 2.71%,
04/15/38
(b)
................ 250 249,608
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(b)
........... 494 494,177
1,660,708
2,159,976
Total Non-Agency Mortgage-Backed Securities — 8.6%
(Cost: $4,257,787) .............................. 4,275,317
Capital Trusts — 0.5%
United States — 0.5%
(b)(f)
Bank of America Corp., Series FF ,
(LIBOR USD 3 Month + 2.93%),
5.87% ................... 34 37,825
Bank of New York Mellon Corp. (The),
Series F , (LIBOR USD 3 Month +
3.13%), 4.62% ............. 47 49,115
Charles Schwab Corp. (The), Series
H , (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ............. 38 38,380
Citigroup, Inc. , (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.42%), 3.88% . 66 66,000
State Street Corp., Series H , (LIBOR
USD 3 Month + 2.54%), 5.63% .. 53 54,615
245,935
Total Capital Trusts — 0.5%
(Cost: $251,828) ................................ 245,935
U.S. Government Sponsored Agency Securities — 43.4%
Mortgage-Backed Securities — 43.4%
Federal National Mortgage Association,
3.00%, 12/01/50 ............ 970 1,014,048
Government National Mortgage
Association
(g)
2.00% ,  01/15/52 .......... 824 831,439
2.50% ,  01/15/52 - 02/15/52 ... 670 685,899
3.00% ,  01/15/52 .......... 1,286 1,330,563
3.50% ,  01/15/52 .......... 438 456,066
4.00% ,  01/15/52 .......... 230 242,198
4.50% ,  01/15/52 .......... 154 162,649

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50% ,  01/25/37 - 01/25/52
(g)
.. USD 858 $ 844,013
2.00% ,  01/25/37 - 02/25/52
(g)
.. 3,448 3,453,630
2.50% ,  01/25/37 - 02/25/52
(g)
.. 2,322 2,374,497
3.00% ,  01/25/37 - 01/25/52
(g)
.. 1,278 1,326,320
3.50% ,  01/25/37
(g)
......... 107 112,623
4.50% ,  06/01/50 .......... 269 303,564
2.00% ,  11/01/51 - 12/01/51 ... 2,101 2,097,387
2.50% ,  11/01/51 - 12/01/51 ... 2,823 2,893,652
3.00% ,  11/01/51 .......... 258 272,838
3.50% ,  11/01/51 .......... 964 1,037,867
4.00% ,  01/25/52 - 02/25/52
(g)
.. 1,914 2,035,654
4.50% ,  01/25/52
(g)
......... 191 204,605
21,679,512
Total U.S. Government Sponsored Agency Securities
—
43.4%
(Cost: $21,692,164) .............................. 21,679,512
U.S. Treasury Obligations — 14.4%
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40 ..... 412 360,420
1.38%, 11/15/40 ............ 206 187,734
1.75%, 08/15/41 ............ 206 199,723
2.75%, 11/15/47 ............ 298 346,937
3.00%, 02/15/48 ............ 298 363,723
2.38%, 05/15/51 ............ 212 234,161
2.00%, 08/15/51 ............ 311 316,516
1.88%, 11/15/51 ............ 50 49,403
U.S. Treasury Notes
0.25%, 03/15/24 ............ 519 512,796
0.38%, 09/15/24 - 04/30/25 ..... 1,201 1,177,885
0.75%, 11/15/24 - 08/31/26 ..... 733 717,297
0.50%, 03/31/25 - 05/31/27 ..... 1,480 1,437,465
0.88%, 09/30/26 ............ 92 90,358
1.13%, 10/31/26 - 02/15/31 ..... 185 181,624
0.63%, 03/31/27 ............ 359 347,010
1.25%, 03/31/28 - 08/15/31 ..... 446 440,859
1.50%, 02/15/30 ............ 113 113,583
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63%, 05/15/31 ............ USD 113 $ 114,430
Total U.S. Treasury Obligations — 14.4%
(Cost: $7,193,403) .............................. 7,191,924
Total Long-Term Investments — 123.7%
(Cost: $61,911,051) .............................. 61,771,105
Shares
Shares
Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00%
(h)( i )
.... 454,131 454,131
Total Short-Term Securities — 0.9%
(Cost: $454,131) ................................ 454,131
Total Options Purchased — 0.0%
(Cost: $12,423 ) ................................ 9,836
Total Investments Before Options Written and TBA Sale
Commitments — 124.6%
(Cost: $62,377,605) .............................. 62,235,072
Total Options Written — (0.0)%
(Premiums Received — $6,590) ..................... (4,573)
Par (000)
Pa r (000)
TBA Sale Commitments — (13.5)%
Uniform Mortgage-Backed Securities
(g)
2.00% ,  01/25/37 - 01/25/52 ..... 1,975 (1,972,317)
2.50% ,  01/25/37 - 02/25/52 ..... 2,766 (2,820,048)
3.00% ,  01/25/37 - 01/25/52 ..... 1,033 (1,070,227)
3.50% ,  01/25/37 - 01/25/52 ..... 78 (82,112)
4.00% ,  01/25/52 ............ 729 (775,415)
4.50% ,  01/25/52 ............ 18 (19,282)
Total TBA Sale Commitments — (13.5)%
(Proceeds: $6,737,833) ........................... (6,739,401)
Total Investments Net of Options Written and TBA Sale
Commitments — 111.1%
(Cost: $55,633,182) .............................. 55,491,098
Liabilities in Excess of Other Assets — (11.1)% ........... (5,554,598)
Net Assets — 100.0% .............................. $ 49,936,500
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Perpetual security with no stated maturity date.
(g)
Represents or includes a TBA transaction.
(h)
Annualized 7-day yield as of period end.
(i)
Affiliate of the Fund.

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 454,131 $ — $ — $ — $ 454,131 454,131 $ — $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 10 03/22/22 $ 1,303 $ (4,328)
U.S. Treasury Long Bond .................................................... 11 03/22/22 1,759 3,894
U.S. Treasury Ultra Bond .................................................... 8 03/22/22 1,569 25,592
U.S. Treasury 2 Year Note .................................................... 14 03/31/22 3,054 (2,535)
U.S. Treasury 5 Year Note .................................................... 36 03/31/22 4,352 (4,406)
18,217
Short Contracts
Euro- Bobl ............................................................... 12 03/08/22 1,820 13,419
Euro-Bund .............................................................. 1 03/08/22 195 3,560
Euro- Buxl ............................................................... 2 03/08/22 471 22,875
Euro-OAT ............................................................... 11 03/08/22 2,043 35,926
Euro-Schatz ............................................................. 1 03/08/22 128 170
U.S. Treasury 10 Year Ultra Note ............................................... 11 03/22/22 1,607 (6,128)
Long Gilt ............................................................... 7 03/29/22 1,183 190
70,012
$ 88,229
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 175,450 USD 126,746 Morgan Stanley & Co. International plc 03/16/22 $ 926
BRL 359,476 USD 62,000 Deutsche Bank AG 03/16/22 1,426
MXN 2,659,571 USD 124,981 HSBC Bank plc 03/16/22 3,298
ZAR 1,011,828 USD 62,491 UBS AG 03/16/22 373
6,023
RUB 9,373,750 USD 125,000 UBS AG 03/16/22 (1,606)
USD 4,052,255 EUR 3,579,000 Royal Bank of Canada 03/16/22 (28,362)
USD 833,543 GBP 630,000 UBS AG 03/16/22 (18,926)
(48,894)
$ (42,871)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Instant One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 65.00 RUB 65.00 USD 3 $ 10
USD Currency ............... One-Touch HSBC Bank plc 03/10/22 CNH 6.70 CNH 6.70 USD 11 322
332
Put
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 67.00 RUB 67.00 USD 3 29
$ 361
$ –

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2022 Futures .............. 11 06/13/22 USD 99.25 USD 2,750 $ 1,719
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.60% Semi-Annual 1 day SOFR Annual Barclays Bank plc 05/16/22 1.60 % USD 1,000 $ 7,756
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2022 Futures ............... 6 06/10/22 USD 98.00 USD 1,500 $ (825)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.40% Semi-Annual Barclays Bank plc 05/16/22 1.40 % USD 5,500 $ (3,748)
(a)
Forward settling swaption.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.86% At Termination 10/25/31 USD 522 $ 470 $ — $ 470
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 108 417 — 417
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 108 292 — 292
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 113 (1,151) — (1,151)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 113 (1,120) — (1,120)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 47 (294) — (294)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 66 (222) — (222)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 57 260 — 260
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 57 468 — 468
$ (880) $ — $ (880)

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05%
1 month USCPI ....................................... U.S. Consumer Price Index 7.00
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CNH Chinese Yuan Renminbi
EUR Euro
GBP British Pound
MXN Mexican Peso
RUB New Russian Ruble
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
OTC Over-the-counter
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 2,997,547 $ 749,750 $ 3,747,297
Ireland .............................................. — 416,321 — 416,321
United States .......................................... — 2,292,383 — 2,292,383
Corporate Bonds ........................................ — 19,273,427 — 19,273,427
Foreign Government Obligations .............................. — 2,324,632 — 2,324,632
Investment Companies .................................... — — — —
Municipal Bonds ......................................... — 324,357 — 324,357
Non-Agency Mortgage-Backed Securities ........................ — 4,275,317 — 4,275,317
Preferred Securities ....................................... — 245,935 — 245,935
U.S. Government Sponsored Agency Securities .................... — 21,679,512 — 21,679,512
U.S. Treasury Obligations ................................... — 7,191,924 — 7,191,924
Short-Term Securities ....................................... 454,131 — — 454,131
Options Purchased
Foreign currency exchange contracts ........................... — 361 — 361
Interest rate contracts ...................................... 1,719 7,756 — 9,475
Liabilities
Investments
TBA Sale Commitments .................................... — (6,739,401) — (6,739,401)
$ 455,850 $ 54,290,071 $ 749,750 $ 55,495,671
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 6,023 $ — $ 6,023
Interest rate contracts ....................................... 105,626 — — 105,626
Other contracts ........................................... — 1,907 — 1,907
Liabilities
Foreign currency exchange contracts ............................ — (48,894) — (48,894)
Interest rate contracts ....................................... (18,222) (3,748) — (21,970)
Other contracts ........................................... — (2,787) — (2,787)
$ 87,404 $ (47,499) $ — $ 39,905

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities Total
Investments
Assets
Opening balance, as of October 18, 2021 .................................................................................. $ — $ —
Transfers into Level 3 ............................................................................................... — —
Transfers out of Level 3 .............................................................................................. — —
Other ......................................................................................................... — —
Accrued discounts/premiums ........................................................................................... — —
Net realized gain .................................................................................................. — —
Net change in unrealized depreciation
(a)
................................................................................... (250) (250)
Purchases ....................................................................................................... 750,000 750,000
Sales .......................................................................................................... — —
Closing balance, as of December 31, 2021 ..................................................................................
$ 749,750 $ 749,750
Net change in unrealized depreciation on investments still held at December 31, 20 21
(a)
....................................................
$ (250) $ (250)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.